Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 609,000.00
Previously Paid Amount	0.00
Total Fee Amount	84.10
Total Offset Amount	0.00
Net Fee	84.10
Narrative - Max Aggregate Offering Price	$ 609,000.00
Final Prospectus	true